Oct. 05, 2015
Eaton Vance National Limited Maturity Municipal Income Fund

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2015 and Summary Prospectus dated August 1, 2015

The following changes are effective January 1, 2016:

The following replaces “Investment Objective” in “Fund Summaries – Eaton Vance National Limited Maturity Municipal Income Fund” section:

The Fund's investment objective is to provide current income exempt from regular federal income tax.

October 5, 2015

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